Segment information - Reconciliation of Revenue (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total Revenues	$ 3,675	$ 3,446	$ 8,976	$ 8,855	$ 11,704	$ 11,677	$ 10,726
Total cost of revenues	2,589	2,404	6,702	6,562	8,634	8,908	8,254
Depreciation, depletion, accretion and amortization	(231)	(228)	(670)	(664)	(889)	(851)	(788)
Loss on impairments	0	0	(2)	(2)	(2)	(15)	(57)
Unallocated corporate costs	(52)	(38)	(154)	(96)	(141)	(155)	(112)
Acquisition and integration costs	(4)	(18)	(33)	(33)
Litigation related costs	(40)	(2)	(44)	(3)
Spin-off and separation-related costs	(10)	(8)	(35)	(19)
Restructuring and other costs	(4)	(3)	(13)	(11)
Interest income	5	7	41	22	35	15	4
Interest expense	(94)	(137)	(369)	(406)	(547)	(564)	(252)
Other non-operating (expense) income, net	0	(11)	2	(7)	(55)	(36)	9
Total reconciling items	(430)	(438)	(1,277)	(1,219)	(1,694)	(1,696)	(1,251)
Income before income tax expense and income from equity method investments	689	703	1,105	1,267	1,628	1,303	1,460
Operating Segments
Segment Reporting Information [Line Items]
Total Revenues	3,675	3,446	8,976	8,855	11,704	11,677	10,726
Total cost of revenues	2,387	2,167	6,076	5,896	7,735	8,068	7,504
Total other segment expenses	169	138	518	473	647	610	511
Total Segment Adjusted EBITDA	1,119	1,141	2,382	2,486	3,322	2,999	2,711
Building Materials | Operating Segments
Segment Reporting Information [Line Items]
Total Revenues	2,774	2,551	6,353	6,249	8,329	8,564	7,724
Total cost of revenues	1,791	1,551	4,334	4,142	5,470	5,956	5,411
Total other segment expenses	81	58	239	221	307	294	264
Total Segment Adjusted EBITDA	902	942	1,780	1,886	2,552	2,314	2,049
Building Envelope
Segment Reporting Information [Line Items]
Total Revenues	901	895	2,623	2,606	3,375	3,113	3,002
Building Envelope | Operating Segments
Segment Reporting Information [Line Items]
Total Revenues	901	895	2,623	2,606	3,375	3,113	3,002
Total cost of revenues	596	616	1,742	1,754	2,265	2,112	2,093
Total other segment expenses	88	80	279	252	340	316	247
Total Segment Adjusted EBITDA	$ 217	$ 199	$ 602	$ 600	$ 770	$ 685	$ 662